Leases	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Leases

7. Leases

Amounts recognized in the consolidated statements of financial position:

	As of December 31, 2024	As of June 30, 2025
	MYR	MYR	USD
Right-of-use assets
- Non-current	2,277,208	2,022,484	478,615

Lease liabilities
- Non-current	2,095,605	1,872,935	443,225
- Current	397,705	426,472	100,923
	2,493,310	2,299,407	544,148
(a)	Right-of-use assets

The analysis of the net book value of right-of-use assets by class of underlying assets are as follows:

Property
MYR
(note (i))
Cost
As of January 1, 2024	2,352,677
Additions	616,029
As of December 31, 2024 and January 1, 2025	2,968,706
Additions	–
As of June 30, 2025	2,968,706
As of June 30, 2025 (USD)	702,535

Accumulated depreciation
As of January 1, 2024	211,384
Charge for the period	480,114
As of December 31, 2024 and January 1, 2025	691,498
Charge for the period	254,724
As of June 30, 2025	946,222
As of June 30, 2025 (USD)	223,920

Net book value
As of January 1, 2024	2,141,293
As of December 31, 2024 and January 1, 2025	2,277,208
As of June 30, 2025	2,022,484
As of June 30, 2025 (USD)	478,615

Notes:

(i)	Property - right-of-use assets

The Group leases three properties (December 31, 2024: three) to place CEA vertical farms and office with two of the leases with lease term of three years and a lease with a lease term of two years (December 31, 2024: two years). For all three leases, the Company has the option to renew the lease for another three years.

The analysis of expense items in relation to leases recognized in profit or loss is as follows:

	For the period ended June 30,
	2024	2025
	MYR	MYR	USD
Depreciation charge on property right-of-use assets	225,390	254,724	58,164
Interest on lease liabilities (note 20)	123,305	120,665	27,553

(b)	Lease liabilities

The following tables show the remaining contractual maturities of the Group’s lease liabilities at the end of the reporting periods:

	As of December 31, 2024
	Present value of the minimum lease payment	Total minimum lease payments
	MYR	MYR
Within 1 year	397,705	629,136
More than 1 year but within 2 years	501,018	689,248
More than 2 years but within 5 years	1,594,587	1,805,975
	2,493,310	3,124,359
Less: total future interest expenses		(631,049)
Present value of lease liabilities		2,493,310

	As of June 30, 2025
	Present value of the minimum lease payments	Present value of the minimum lease payments	Total minimum lease payments	Total minimum lease payments
	MYR	USD	MYR	USD
Within 1 year	426,473	100,924	637,564	150,878
More than 1 year but within 2 years	570,907	135,103	732,504	173,345
More than 2 years but within 5 years	1,302,027	308,121	1,439,724	340,706
	2,299,407	544,148	2,809,792	664,929
Less: total future interest expenses			(510,385)	(120,781)
Present value of lease liabilities			2,299,407	544,148

Details of total cash outflow for leases and the future cash outflows arising from leases are set out in note 10(b) and note 14(c) respectively.